DISCONTINUED OPERATIONS AND SALE OF ASSETS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Operating results of discontinued operations and loss on sale
(Loss) Income from discontinued operations, net of tax	$ (2.2)	$ (28.5)	$ 57.8
OCP and DES businesses
Operating results of discontinued operations and loss on sale
Net sales		380.4	912.3
(Loss) income before taxes, including divestiture-related and restructuring costs		(12.4)	86.4
Provision for income taxes		(0.1)	(28.6)
(Loss) income from discontinued operations, net of tax before loss on sale		(12.5)	57.8
(Loss) gain on sale before taxes	(3.3)	49.4
(Loss) Income from discontinued operations, net of tax	(2.2)	(28.5)	57.8
Tax benefit (provision) on sale	1.1	(65.4)
OCP and DES businesses | Net sales.
Operating results of discontinued operations and loss on sale
Net sales from continuing operations to discontinued operations		$ 45.8	$ 100.0